Submission	Jan. 16, 2026
Submission [Line Items]
Central Index Key	0000909108
Registrant Name	Diamond Hill Investment Group, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A